COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2014
COMPREHENSIVE LOSS
COMPREHENSIVE INCOME/LOSS

NOTE 4—COMPREHENSIVE LOSS

Total comprehensive loss for the years ended December 31, 2014, 2013 and 2012 consisted of the following:

	Years ended December 31,
	2014	2013	2012
	(in thousands)
Net loss	$(30,264)	$(22,730)	$(35,579)
Other comprehensive loss
Unrealized gain from available-for-sale investments	673	-	-
Net change in cumulative translation adjustment	(2,781)	(13,759)	(3,272)
Total comprehensive loss	(32,372)	(36,489)	(38,851)
Comprehensive loss attributable to non-controlling interests(1)	-	9	1,194
Comprehensive loss attributable to UTStarcom Holdings Corp	$(32,372)	$(36,480)	$(37,657)

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.

The changes in non-controlling interests during the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years ended December 31,
	2014	2013	2012
	(in thousands)
Balance at beginning of period	$—	$814	$6,401
Comprehensive loss attributable to non-controlling interests	—	(9)	(1,194)
Non-controlling interests reduction from deconsolidation	—	(805)	(4,393)
Balance at end of period	$—	$—	$814